Related Party Transactions - Schedule of Related Parties and Relationship (Details)	12 Months Ended
Dec. 31, 2024
Ad Hu Tung Co., Ltd. (“Ad Hu”) [Member]
Schedule of Related Parties and Relationship [Line Items]
Name of relationship	Other related parties
AccuHit AI Technology Taiwan Co., Ltd. (“AccuHit”) [Member]
Schedule of Related Parties and Relationship [Line Items]
Name of relationship	Other related parties
Yasuyoshi Yanagisawa [Member]
Schedule of Related Parties and Relationship [Line Items]
Name of relationship	Director of MG
Yi Chuan [Member]
Schedule of Related Parties and Relationship [Line Items]
Name of relationship	Director of the Company
Tzu-Wei Chung [Member]
Schedule of Related Parties and Relationship [Line Items]
Name of relationship	Director of the Company
Yu-Ling Yang [Member]
Schedule of Related Parties and Relationship [Line Items]
Name of relationship	Other related parties